Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2018	Apr. 19, 2019	Jun. 30, 2018
Document And Entity Information
Entity Registrant Name	MMTec, Inc.
Entity Central Index Key	0001742518
Trading symbol	MTC
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		20,070,000
Entity Public Float			$ 0